Restructuring Charges (Total Costs Incurred in Connection with Restructuring Programs by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 25,715	¥ 24,710	¥ 33,005
Depreciation associated with restructured assets		161	256	86
Total		25,876	24,966	33,091
Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		4,077
Depreciation associated with restructured assets		13
Total		4,090
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(1,043)	3,185	3,192
Total		(1,043)	3,185	3,192
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,573	545	4,795
Total		1,573	545	4,795
Electronics Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		15,671	14,727	16,011
Depreciation associated with restructured assets				86
Total		15,671	14,727	16,097
Imaging & Sensing Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,362
Total		1,362
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		4,075	6,253	9,007
Depreciation associated with restructured assets		148	256
Total		4,223	6,509	9,007
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		19,669	22,957	24,449
Employee termination benefits | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,524
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(1,139)	3,179	2,991
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,519	545	4,795
Employee termination benefits | Electronics Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		11,466	14,500	11,437
Employee termination benefits | Imaging & Sensing Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,362
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,937	4,733	5,226
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	6,046	1,753	8,556
Other associated costs | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	553
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	96	6	201
Other associated costs | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	54
Other associated costs | Electronics Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	4,205	227	4,574
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 1,138	¥ 1,520	¥ 3,781

[1]	Other associated costs includes non-cash write-downs and disposals, net.